EQUITY - Schedule Of Series Of Preferred Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Nov. 01, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity	$ 134,741		$ 122,642
Series 2 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	70.00%
Series 4 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	7000.00%
Series 13 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	7000.00%
Series 15 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4000.00%
Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Series 25 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	0.00%
Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.85%
Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.90%
Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.75%
Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.24%
Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.47%
Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	2.73%
Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.69%
Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.06%
Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.44%
Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.57%
Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.03%
Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	3.25%
Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	5.00%
Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.80%
Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Preferred stock, dividend rate, percentage	4.75%
Preferred shares | Fixed rate-reset preferred shares | Canada Bond Rate
Disclosure of classes of share capital [line items]
Period of government bond rate	5 years
Preferred shares | Fixed rate-reset preferred shares | Bottom of range
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	5 years
Preferred shares | Fixed rate-reset preferred shares | Bottom of range | Canada Bond Rate
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	18000.00%
Preferred shares | Fixed rate-reset preferred shares | Top of range
Disclosure of classes of share capital [line items]
Period of fixed dividend rate	6 years
Preferred shares | Fixed rate-reset preferred shares | Top of range | Canada Bond Rate
Disclosure of classes of share capital [line items]
Preferred stock, basis spread on variable rate	41700.00%
Preferred shares | Preferred equity
Disclosure of classes of share capital [line items]
Equity	$ 4,145		4,145
Preferred shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	505		531
Preferred shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	739		739
Preferred shares | Preferred equity | Fixed and floating rate [Member]
Disclosure of classes of share capital [line items]
Equity	1,244		1,270
Preferred shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901		$ 2,875
Preferred shares | Series 2 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,457,685		10,457,685
Preferred shares | Series 2 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 169		$ 169
Preferred shares | Series 4 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,795,910		2,795,910
Preferred shares | Series 4 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 45		$ 45
Preferred shares | Series 8 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	3,321,486		2,476,185
Preferred shares | Series 8 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 54		$ 42
Preferred shares | Series 13 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,290,096		9,290,096
Preferred shares | Series 13 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 195		$ 195
Preferred shares | Series 15 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,000,000		2,000,000
Preferred shares | Series 15 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 42		$ 42
Preferred shares | Series 17 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,840,204		7,840,204
Preferred shares | Series 17 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 171		$ 171
Preferred shares | Series 18 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,866,749		7,866,749
Preferred shares | Series 18 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 178		$ 178
Preferred shares | Series 25 Class A Preferred Shares | Floating rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	0		1,529,133
Preferred shares | Series 25 Class A Preferred Shares | Preferred equity | Floating rate
Disclosure of classes of share capital [line items]
Equity	$ 0		$ 38
Preferred shares | Series 36 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,842,909		7,842,909
Preferred shares | Series 36 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 197		$ 197
Preferred shares | Series 37 Class A Preferred Shares | Fixed rate
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,830,091		7,830,091
Preferred shares | Series 37 Class A Preferred Shares | Preferred equity | Fixed rate
Disclosure of classes of share capital [line items]
Equity	$ 193		$ 193
Preferred shares | Series 9 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	670,680		1,515,981
Preferred shares | Series 9 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 9		$ 21
Preferred shares | Series 24 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,808,027		9,278,894
Preferred shares | Series 24 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 265		$ 227
Preferred shares | Series 26 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,770,928		9,770,928
Preferred shares | Series 26 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 240		$ 240
Preferred shares | Series 28 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,233,927		9,233,927
Preferred shares | Series 28 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 232		$ 232
Preferred shares | Series 30 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,787,090		9,787,090
Preferred shares | Series 30 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 241		$ 241
Preferred shares | Series 32 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,750,299		11,750,299
Preferred shares | Series 32 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 297		$ 297
Preferred shares | Series 34 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,876,735		9,876,735
Preferred shares | Series 34 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 253		$ 253
Preferred shares | Series 38 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	7,906,132		7,906,132
Preferred shares | Series 38 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 179		$ 179
Preferred shares | Series 40 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,841,025		11,841,025
Preferred shares | Series 40 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 271		$ 271
Preferred shares | Series 42 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,887,500		11,887,500
Preferred shares | Series 42 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 266		$ 266
Preferred shares | Series 44 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	9,831,929		9,831,929
Preferred shares | Series 44 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 187		$ 187
Preferred shares | Series 46 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,740,797		11,740,797
Preferred shares | Series 46 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 217		$ 217
Preferred shares | Series 48 Class A Preferred Shares | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,885,972		11,885,972
Preferred shares | Series 48 Class A Preferred Shares | Preferred equity | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 244		$ 244
Series 8 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding, converted		853,503
Series 9 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding, converted		8,202